Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Expected statutory income tax benefit			$ (558,052)	$ (51,011)
Amounts not deductible for income tax - goodwill impairment			490,969
Amounts not deductible for income tax - other			4,919	505
Amounts attributable to non-taxable flow-through entities			2,855	41,240
Change in valuation allowance			60,097	8,194
Income tax expense (benefit)	$ 28		$ 788	$ (1,072)